NOTES PAYABLE - Outstanding amounts (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
NOTES PAYABLE
Aggregate outstanding principal balances	¥ 11,336,824	¥ 8,592,959
Less: current portion and short-term notes payable	5,899,156	6,361,415
Long-term portion of notes payable	5,437,668	2,231,544
Lender 1
NOTES PAYABLE
Original Amount Borrowed	¥ 2,124,821	1,988,100
Annual Interest Rate	2.753%
Aggregate outstanding principal balances	¥ 1,719,187	¥ 1,869,100
Lender 1 | Minimum
NOTES PAYABLE
Annual Interest Rate		3.45%
Lender 1 | Maximum
NOTES PAYABLE
Annual Interest Rate		3.60%
Lender 2
NOTES PAYABLE
Original Amount Borrowed	¥ 2,220,400	¥ 1,441,200
Annual Interest Rate	3.727%
Aggregate outstanding principal balances	¥ 1,632,000	¥ 1,176,290
Lender 2 | Minimum
NOTES PAYABLE
Annual Interest Rate		2.60%
Lender 2 | Maximum
NOTES PAYABLE
Annual Interest Rate		3.00%
Lender 3
NOTES PAYABLE
Original Amount Borrowed	¥ 977,000	¥ 340,000
Annual Interest Rate	2.70%
Aggregate outstanding principal balances	¥ 957,000	¥ 569,250
Lender 3 | Minimum
NOTES PAYABLE
Annual Interest Rate		1.65%
Lender 3 | Maximum
NOTES PAYABLE
Annual Interest Rate		2.35%
Lender 4
NOTES PAYABLE
Original Amount Borrowed	¥ 872,400	¥ 485,000
Annual Interest Rate	3.50%	2.80%
Aggregate outstanding principal balances	¥ 872,400	¥ 482,915
Lender 5
NOTES PAYABLE
Original Amount Borrowed	¥ 874,800	¥ 480,000
Annual Interest Rate	1.674%	2.50%
Aggregate outstanding principal balances	¥ 813,800	¥ 480,000
Other lenders
NOTES PAYABLE
Original Amount Borrowed	7,672,402	4,285,366
Aggregate outstanding principal balances	¥ 5,401,037	¥ 4,015,404
Other lenders | Minimum
NOTES PAYABLE
Annual Interest Rate	0.46%	0.46%
Other lenders | Maximum
NOTES PAYABLE
Annual Interest Rate	6.00%	6.00%